DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA Climate Action Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 11.0%
Alphabet, Inc., Class A*	444,250	$58,876,453
Alphabet, Inc., Class C*	390,607	52,310,090
AT&T, Inc.	573,038	9,495,240
Charter Communications, Inc., Class A*	7,910	3,165,028
Comcast Corp., Class A	329,899	13,819,469
Liberty Global Ltd., Class C*	22,900	385,636
Liberty Media Corp.-Liberty Formula One, Class C*	15,821	1,007,165
Match Group, Inc.*	22,288	721,685
Meta Platforms, Inc., Class A*	178,141	58,278,828
Netflix, Inc.*	35,519	16,834,940
Pinterest, Inc., Class A*	46,614	1,588,139
Snap, Inc., Class A*	83,468	1,154,362
Take-Two Interactive Software, Inc.*	13,594	2,150,571
T-Mobile US, Inc.	42,438	6,384,797
Verizon Communications, Inc.	336,966	12,915,907
Walt Disney Co.*	146,662	13,594,101

(Cost $212,181,529)		252,682,411

Consumer Discretionary - 12.3%
Airbnb, Inc., Class A*	34,059	4,303,014
Amazon.com, Inc.*	744,254	108,728,067
Booking Holdings, Inc.*	2,861	8,942,628
Caesars Entertainment, Inc.*	17,257	771,733
Chipotle Mexican Grill, Inc.*	2,211	4,869,175
Darden Restaurants, Inc.	9,645	1,509,153
Deckers Outdoor Corp.*	2,051	1,361,802
eBay, Inc.	42,665	1,749,692
Etsy, Inc.*	9,860	747,487
Ford Motor Co.	315,117	3,233,100
Garmin Ltd.	12,633	1,544,258
General Motors Co.	110,281	3,484,880
Hasbro, Inc.	10,547	489,486
Hilton Worldwide Holdings, Inc.	20,841	3,491,284
Home Depot, Inc.	80,164	25,130,612
Hyatt Hotels Corp., Class A	3,684	422,776
Las Vegas Sands Corp.	27,577	1,271,851
Lucid Group, Inc.*(a)	90,804	383,193
Lululemon Athletica, Inc.*	9,246	4,131,113
Marriott International, Inc., Class A	20,317	4,118,256
McDonald’s Corp.	58,413	16,463,120
MercadoLibre, Inc.*	3,614	5,856,342
MGM Resorts International	22,507	887,676
NIKE, Inc., Class B	98,111	10,818,700
Starbucks Corp.	91,808	9,116,534
Tesla, Inc.*	228,957	54,967,997
Ulta Beauty, Inc.*	3,942	1,679,253
Vail Resorts, Inc.	3,058	664,534
Wynn Resorts Ltd.	8,219	693,848
Yum! Brands, Inc.	22,467	2,820,732

(Cost $270,850,778)		284,652,296

Consumer Staples - 5.7%
Bunge Global SA	12,259	1,346,896
Campbell Soup Co.	15,540	624,397
Church & Dwight Co., Inc.	19,746	1,908,056
Clorox Co.	9,944	1,425,472
Coca-Cola Co.	329,129	19,234,299
Colgate-Palmolive Co.	62,896	4,954,318
Constellation Brands, Inc., Class A	13,253	3,187,214
Estee Lauder Cos., Inc., Class A	18,606	2,375,800
General Mills, Inc.	46,606	2,966,938
Hershey Co.	12,018	2,258,423
Kellanova	21,986	1,155,144
Keurig Dr Pepper, Inc.	84,026	2,652,701
Kimberly-Clark Corp.	27,125	3,356,176
McCormick & Co., Inc.	20,150	1,306,324
Mondelez International, Inc., Class A	108,994	7,745,114
Monster Beverage Corp.*	62,930	3,470,590
PepsiCo, Inc.	110,143	18,535,965
Procter & Gamble Co.	188,867	28,994,862
Target Corp.	37,001	4,951,104
Walgreens Boots Alliance, Inc.	58,874	1,173,948
Walmart, Inc.	118,663	18,474,642

(Cost $137,025,243)		132,098,383

Energy - 4.4%
Baker Hughes Co.	82,650	2,789,437
Chevron Corp.	145,421	20,882,456
ConocoPhillips	96,005	11,095,298
Diamondback Energy, Inc.	13,621	2,103,219
EOG Resources, Inc.	46,686	5,745,646
Exxon Mobil Corp.	321,042	32,983,855
Halliburton Co.	73,364	2,716,669
Hess Corp.	22,151	3,113,544
Kinder Morgan, Inc.	160,859	2,826,293
Marathon Oil Corp.	49,620	1,261,837
Occidental Petroleum Corp.	53,127	3,142,462
ONEOK, Inc.	46,701	3,215,364
Pioneer Natural Resources Co.	18,699	4,331,436
Schlumberger NV	113,931	5,928,969

(Cost $102,338,415)		102,136,485

Financials - 12.6%
American Express Co.	50,179	8,569,068
American International Group, Inc.	56,622	3,726,294
Annaly Capital Management, Inc. REIT	39,593	715,445
Aon PLC, Class A	16,272	5,345,189
Apollo Global Management, Inc.	31,760	2,921,920
Arch Capital Group Ltd.*	30,446	2,548,026
Ares Management Corp., Class A	13,374	1,501,231
Arthur J Gallagher & Co.	17,252	4,295,748
Bank of America Corp.	573,282	17,479,368
Bank of New York Mellon Corp.	62,446	3,017,391
BlackRock, Inc.	11,968	8,990,721
Blackstone, Inc.	56,886	6,392,280

Block, Inc.*	44,037	2,793,267
Cboe Global Markets, Inc.	8,758	1,595,620
Charles Schwab Corp.	120,608	7,395,682
Chubb Ltd.	32,934	7,556,048
FactSet Research Systems, Inc.	3,061	1,388,041
Fidelity National Information Services, Inc.	47,486	2,784,579
Fiserv, Inc.*	48,854	6,380,821
Global Payments, Inc.	20,840	2,426,610
Goldman Sachs Group, Inc.	26,425	9,025,194
Hartford Financial Services Group, Inc.	24,424	1,908,980
Intercontinental Exchange, Inc.	45,883	5,223,321
Jack Henry & Associates, Inc.	5,841	926,908
JPMorgan Chase & Co.	232,929	36,355,558
MarketAxess Holdings, Inc.	3,014	723,722
Marsh & McLennan Cos., Inc.	39,554	7,887,859
Mastercard, Inc., Class A	67,439	27,908,281
Moody’s Corp.	13,178	4,809,443
Morgan Stanley	99,613	7,903,295
Nasdaq, Inc.	27,573	1,539,676
Northern Trust Corp.	16,599	1,315,471
PayPal Holdings, Inc.*	83,601	4,816,254
PNC Financial Services Group, Inc.	31,929	4,277,209
Progressive Corp.	46,921	7,696,452
S&P Global, Inc.	26,081	10,845,262
T. Rowe Price Group, Inc.	17,985	1,800,838
Tradeweb Markets, Inc., Class A	8,958	868,030
Travelers Cos., Inc.	18,311	3,307,333
US Bancorp	122,898	4,684,872
Visa, Inc., Class A	128,788	33,057,304
W.R. Berkley Corp.	16,857	1,222,975
Wells Fargo & Co.	293,107	13,069,641
Willis Towers Watson PLC	8,407	2,070,644

(Cost $264,188,786)		291,067,871

Health Care - 13.9%
Abbott Laboratories	139,104	14,507,156
AbbVie, Inc.	141,475	20,144,625
Agilent Technologies, Inc.	23,452	2,997,166
Amgen, Inc.	42,874	11,560,545
Biogen, Inc.*	11,607	2,716,967
Boston Scientific Corp.*	117,392	6,561,039
Bristol-Myers Squibb Co.	167,438	8,268,088
Charles River Laboratories International, Inc.*	4,109	809,802
Cigna Group	23,725	6,236,828
CVS Health Corp.	102,950	6,995,453
Danaher Corp.	56,225	12,555,605
DaVita, Inc.*	4,564	463,063
Edwards Lifesciences Corp.*	48,725	3,299,170
Elevance Health, Inc.	18,890	9,057,566
Eli Lilly & Co.	64,674	38,224,921
Gilead Sciences, Inc.	99,873	7,650,272
IDEXX Laboratories, Inc.*	6,643	3,094,442
Illumina, Inc.*	12,685	1,293,236
Incyte Corp.*	15,260	829,228
IQVIA Holdings, Inc.*	14,679	3,142,774
Johnson & Johnson	193,008	29,850,617
Laboratory Corp. of America Holdings	7,070	1,533,554
McKesson Corp.	10,812	5,087,695
Merck & Co., Inc.	203,397	20,844,125
Mettler-Toledo International, Inc.*	1,753	1,914,153
Pfizer, Inc.	452,529	13,788,559
Regeneron Pharmaceuticals, Inc.*	8,556	7,048,518
Repligen Corp.*	4,247	667,841
Revvity, Inc.	9,948	884,377
Seagen, Inc.*	11,283	2,405,648
Thermo Fisher Scientific, Inc.	30,936	15,336,831
UnitedHealth Group, Inc.	74,247	41,056,364
Vertex Pharmaceuticals, Inc.*	20,688	7,340,309
Waters Corp.*	4,738	1,329,530
West Pharmaceutical Services, Inc.	5,921	2,076,850
Zimmer Biomet Holdings, Inc.	16,748	1,947,960
Zoetis, Inc.	36,899	6,518,946

(Cost $314,721,293)		320,039,823

Industrials - 6.7%
3M Co.	44,243	4,383,154
AECOM	10,799	959,599
Allegion PLC	7,041	746,980
AMETEK, Inc.	18,509	2,873,152
Automatic Data Processing, Inc.	33,023	7,592,648
Booz Allen Hamilton Holding Corp.	10,885	1,362,040
Broadridge Financial Solutions, Inc.	9,287	1,800,006
Carlisle Cos., Inc.	3,993	1,119,677
Ceridian HCM Holding, Inc.*	11,855	816,810
Cintas Corp.	7,285	4,030,426
Copart, Inc.*	68,152	3,422,593
CSX Corp.	160,831	5,194,841
Cummins, Inc.	11,361	2,546,682
Deere & Co.	21,933	7,992,605
Dover Corp.	11,233	1,585,650
Eaton Corp. PLC	31,981	7,281,754
Emerson Electric Co.	45,811	4,072,598
Equifax, Inc.	9,839	2,142,049
Expeditors International of Washington, Inc.	11,860	1,427,232
FedEx Corp.	19,143	4,954,783
Fortive Corp.	28,229	1,947,236
Graco, Inc.	13,566	1,095,862
Hubbell, Inc.	4,205	1,261,500
IDEX Corp.	6,065	1,223,189
Illinois Tool Works, Inc.	24,169	5,853,974
JB Hunt Transport Services, Inc.	6,632	1,228,711
Johnson Controls International PLC	54,543	2,879,870
Norfolk Southern Corp.	18,198	3,970,076

Old Dominion Freight Line, Inc.	7,883	3,066,960
Owens Corning	7,402	1,003,563
PACCAR, Inc.	42,544	3,906,390
Paychex, Inc.	26,061	3,178,660
Paycom Software, Inc.	4,358	791,674
Quanta Services, Inc.	11,646	2,193,058
Republic Services, Inc.	17,446	2,823,461
Robert Half, Inc.	8,593	704,454
Rockwell Automation, Inc.	9,208	2,536,252
Stanley Black & Decker, Inc.	12,719	1,156,157
Trane Technologies PLC	18,167	4,095,023
TransUnion	15,494	909,808
Uber Technologies, Inc.*	147,412	8,311,089
Union Pacific Corp.	48,846	11,003,538
United Parcel Service, Inc., Class B	57,973	8,789,287
Verisk Analytics, Inc.	11,866	2,864,808
Waste Connections, Inc.	20,653	2,798,275
Waste Management, Inc.	32,472	5,552,387
Westinghouse Air Brake Technologies Corp.	14,652	1,707,837
Xylem, Inc.	19,312	2,030,271

(Cost $141,273,207)		155,188,649

Information Technology - 25.9%
Accenture PLC, Class A	50,304	16,758,275
Adobe, Inc.*	36,493	22,297,588
Advanced Micro Devices, Inc.*	129,498	15,689,978
Akamai Technologies, Inc.*	12,463	1,439,850
Analog Devices, Inc.	39,946	7,325,297
ANSYS, Inc.*	6,960	2,041,786
Apple, Inc.	597,548	113,504,243
Aspen Technology, Inc.*	2,324	437,516
Atlassian Corp., Class A*	12,431	2,373,699
Autodesk, Inc.*	17,140	3,743,890
Bentley Systems, Inc., Class B	16,974	883,666
Broadcom, Inc.	35,570	32,928,216
Cadence Design Systems, Inc.*	21,729	5,937,884
Cisco Systems, Inc.	324,663	15,707,196
Cloudflare, Inc., Class A*	22,810	1,759,791
Cognizant Technology Solutions Corp., Class A	41,176	2,897,967
Confluent, Inc., Class A*	14,494	307,563
Datadog, Inc., Class A*	20,693	2,412,183
Dell Technologies, Inc., Class C	20,955	1,589,856
Dropbox, Inc., Class A*	21,265	599,248
Enphase Energy, Inc.*	10,929	1,104,048
EPAM Systems, Inc.*	4,646	1,199,551
First Solar, Inc.*	8,129	1,282,594
Fortinet, Inc.*	53,507	2,812,328
Gartner, Inc.*	6,265	2,724,273
Gen Digital, Inc.	46,819	1,033,764
Hewlett Packard Enterprise Co.	102,874	1,739,599
HubSpot, Inc.*	3,810	1,881,873
International Business Machines Corp.	73,016	11,577,417
Intuit, Inc.	22,462	12,836,135
Microsoft Corp.	303,099	114,847,242
NVIDIA Corp.	197,971	92,591,037
Okta, Inc.*	12,565	842,483
Oracle Corp.	131,740	15,309,505
Palo Alto Networks, Inc.*	24,731	7,297,871
PTC, Inc.*	9,695	1,525,605
QUALCOMM, Inc.	89,426	11,540,425
Roper Technologies, Inc.	8,534	4,593,425
Salesforce, Inc.*	77,986	19,644,673
ServiceNow, Inc.*	16,375	11,228,992
Snowflake, Inc., Class A*	22,463	4,215,856
Splunk, Inc.*	13,096	1,984,568
Synopsys, Inc.*	12,183	6,618,171
Texas Instruments, Inc.	72,779	11,114,081
Trimble, Inc.*	19,910	923,824
Workday, Inc., Class A*	16,570	4,485,830
Zscaler, Inc.*	7,328	1,447,500

(Cost $490,018,085)		599,038,362

Materials - 2.4%
Albemarle Corp.	9,397	1,139,574
Avery Dennison Corp.	6,471	1,258,609
Ball Corp.	25,272	1,397,289
Corteva, Inc.	56,797	2,567,224
Crown Holdings, Inc.	9,678	832,405
DuPont de Nemours, Inc.	36,805	2,633,030
Ecolab, Inc.	20,894	4,006,007
FMC Corp.	9,999	536,546
Freeport-McMoRan, Inc.	114,817	4,284,970
Linde PLC	39,112	16,183,372
Newmont Corp.	92,385	3,712,953
Nucor Corp.	19,943	3,389,712
PPG Industries, Inc.	18,887	2,681,765
RPM International, Inc.	10,520	1,082,824
Sherwin-Williams Co.	19,554	5,451,655
Steel Dynamics, Inc.	12,621	1,503,540
Vulcan Materials Co.	10,626	2,269,289

(Cost $51,054,463)		54,930,764

Real Estate - 2.4%
Alexandria Real Estate Equities, Inc. REIT	13,180	1,441,892
American Tower Corp. REIT	37,368	7,801,691
AvalonBay Communities, Inc. REIT	11,389	1,969,614
CBRE Group, Inc., Class A*	24,848	1,961,998
Crown Castle, Inc. REIT	34,706	4,070,320
Digital Realty Trust, Inc. REIT	24,676	3,424,535
Equinix, Inc. REIT	7,503	6,115,020
Equity Residential REIT	28,871	1,641,028
Essex Property Trust, Inc. REIT	5,148	1,098,892
Healthpeak Properties, Inc. REIT	43,860	759,655
Kimco Realty Corp. REIT	49,739	960,957

Prologis, Inc. REIT	74,061	8,511,831
Realty Income Corp. REIT	56,806	3,065,252
Regency Centers Corp. REIT	13,334	837,109
Simon Property Group, Inc. REIT	26,232	3,276,114
VICI Properties, Inc. REIT	81,251	2,428,592
Welltower, Inc. REIT	42,032	3,745,051
Weyerhaeuser Co. REIT	58,345	1,829,116

(Cost $52,897,512)		54,938,667

Utilities - 2.3%
Alliant Energy Corp.	20,256	1,024,346
American Electric Power Co., Inc.	41,305	3,285,813
American Water Works Co., Inc.	15,610	2,058,022
Consolidated Edison, Inc.	27,660	2,492,443
Constellation Energy Corp.	25,755	3,117,385
Dominion Energy, Inc.	67,076	3,041,226
Duke Energy Corp.	61,790	5,701,981
Edison International	30,752	2,060,076
Essential Utilities, Inc.	19,901	708,675
Eversource Energy	27,983	1,662,470
Exelon Corp.	79,795	3,072,905
NextEra Energy, Inc.	164,401	9,619,103
Public Service Enterprise Group, Inc.	40,034	2,499,323
Sempra	50,463	3,677,239
Southern Co.	87,435	6,206,136
Xcel Energy, Inc.	44,207	2,689,554

(Cost $57,984,842)		52,916,697

TOTAL COMMON STOCKS (Cost $2,094,534,153)		2,299,690,408

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $446,250)	446,250	446,250

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $5,355,243)	5,355,243	5,355,243

TOTAL INVESTMENTS - 99.8% (Cost $2,100,335,646)		$2,305,491,901
Other assets and liabilities, net - 0.2%		3,869,683

NET ASSETS - 100.0%		$2,309,361,584

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
565,175	—	(118,925) (d)	—	—	4,566	—	446,250	446,250
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
6,190,253	16,840,428	(17,675,438)	—	—	51,257	—	5,355,243	5,355,243

6,755,428	16,840,428	(17,794,363)	—	—	55,823	—	5,801,493	5,801,493

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $423,024, which is 0.03% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	29	$5,773,410	$5,897,440	12/15/2023	$124,030
S&P 500 E-Mini Futures	USD	6	1,361,853	1,373,025	12/15/2023	11,172
S&P Mid 400 E-Mini Futures	USD	6	1,510,090	1,540,560	12/15/2023	30,470

Total unrealized appreciation						$165,672

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,299,690,408	$—	$—	$2,299,690,408
Short-Term Investments (a)	5,801,493	—	—	5,801,493
Derivatives (b)
Futures Contracts	165,672	—	—	165,672

TOTAL	$2,305,657,573	$—	$—	$2,305,657,573

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USCA-PH1

R-089711-1 (5/24) DBX005195 (5/24)